Other Assets - Federal Home Loan Bank Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nonmarketable equity securities
Federal Home Loan Bank Stock redemption notice period	5 years
Other assets
Nonmarketable equity securities
Investment in Federal Home Loan Bank stock	$ 10.1	$ 19.5